Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events
18.	SUBSEQUENT EVENTS
The Company evaluated subsequent events that occurred after the balance sheet date up to November 14, 2024.
Kingswood Acquisition Corp
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than noted below.